CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Parenthetical) (Details)	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized (in shares)	1,000,000,000	1,000,000,000	0	0
Temporary Equity, Shares Issued (in shares)	400,524,323	400,524,323	0	0
Temporary Equity, Shares Outstanding (in shares)	400,524,323	400,524,323	0	0
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	9,000,000,000	9,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	1,186,854,720	1,186,854,720	1,112,431,559	1,112,431,559	887,667,457	887,617,391	880,659,899
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	1,146,044,859	1,146,044,859	1,071,621,698	1,071,621,698	846,857,596	846,807,530	839,850,038
Ordinary shares, shares outstanding (in shares)	1,146,044,859	1,146,044,859	1,071,621,698	1,071,621,698	846,857,596	846,807,530	839,850,038
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861	40,809,861		40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861
Reportable Legal Entities | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, par value (in dollars per share) | ¥ / shares		¥ 0.0001		¥ 0.0001
Temporary Equity, Shares Authorized (in shares)	1,000,000,000	1,000,000,000	0	0
Temporary Equity, Shares Issued (in shares)	400,524,323	400,524,323	0	0
Temporary Equity, Shares Outstanding (in shares)	400,524,323	400,524,323	0	0
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Reportable Legal Entities | Parent Company | Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	1,146,044,859	1,146,044,859	1,071,621,698	1,071,621,698
Ordinary shares, shares outstanding (in shares)	1,146,044,859	1,146,044,859	1,071,621,698	1,071,621,698
Reportable Legal Entities | Parent Company | Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861	40,809,861	40,809,861